UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-22578

Vericimetry Funds

(Exact name of registrant as specified in charter)

1968 N. Lake Ave. #303

Altadena, CA 91001

(Address of principal executive offices) (Zip code)

Dr. Mendel Fygenson

1968 N. Lake Ave. #303

Altadena, CA 91001

(Name and address of agents for service)

Registrant's telephone number, including area code: (805) 570-1086

Date of fiscal year end: September 30

Date of reporting period: December 31, 2019

Item 1. Schedule of Investments

VERICIMETRY U.S. SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

As of December 31, 2019 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 98.4%
BASIC MATERIALS — 5.1%
AdvanSix, Inc.*	400	$7,984
AgroFresh Solutions, Inc.*	7,600	19,608
AK Steel Holding Corp.*	30,100	99,029
Allegheny Technologies, Inc.*	14,600	301,636
American Vanguard Corp.	10,400	202,488
Balchem Corp.	1,000	101,630
Carpenter Technology Corp.	19,300	960,754
Century Aluminum Co.*	25,300	190,129
Clearwater Paper Corp.*	800	17,088
Cleveland-Cliffs, Inc.[1]	11,200	94,080
Coeur Mining, Inc.*	93,400	754,672
Commercial Metals Co.	41,800	930,886
Contura Energy, Inc.*	7,200	65,160
Covia Holdings Corp.*	30,400	62,016
Domtar Corp.	6,700	256,208
Element Solutions, Inc.*	63,900	746,352
Ferro Corp.*	3,000	44,490
Ferroglobe PLC*	30,200	28,388
Friedman Industries, Inc.	2,500	15,050
Gold Resource Corp.	9,600	53,184
H.B. Fuller Co.	4,300	221,751
Hawkins, Inc.	1,000	45,810
Hecla Mining Co.	160,338	543,546
Huntsman Corp.	4,800	115,968
Ingevity Corp.*	300	26,214
Innophos Holdings, Inc.	2,700	86,346
Innospec, Inc.	1,350	139,644
Intrepid Potash, Inc.*	25,400	68,834
Kaiser Aluminum Corp.	2,113	234,311
Koppers Holdings, Inc.*	3,200	122,304
Kraton Corp.*	10,500	265,860
Kronos Worldwide, Inc.	3,900	52,260
Livent Corp.*	22,800	194,940
McEwen Mining, Inc.*	23,700	30,099
Mercer International, Inc.	21,000	258,300
Minerals Technologies, Inc.	3,200	184,416
Oil-Dri Corp. of America	900	32,625
Olin Corp.[1]	11,300	194,925
OMNOVA Solutions, Inc.*	100	1,011
Orion Engineered Carbons S.A.	1,800	34,740
PH Glatfelter Co.	14,867	272,066
Rayonier Advanced Materials, Inc.	7,450	28,608
Reliance Steel & Aluminum Co.	1,800	215,568
Resolute Forest Products, Inc.*	15,000	63,000
Schnitzer Steel Industries, Inc. - Class A	4,800	104,064
Schweitzer-Mauduit International, Inc.	3,100	130,169
Stepan Co.	3,850	394,394
Tronox Holdings PLC	15,800	180,436
United States Steel Corp.[1]	6,000	68,460
Univar Solutions, Inc.*	1,025	24,846
Universal Stainless & Alloy Products, Inc.*	1,700	25,330
Verso Corp. - Class A*	8,300	149,649
		9,461,326

	Number of Shares	Value
COMMON STOCKS (Continued)
COMMUNICATIONS — 3.2%
ADTRAN, Inc.	3,000	$29,670
ATN International, Inc.	5,129	284,095
Aviat Networks, Inc.*	1,300	18,265
CalAmp Corp.*	2,500	23,950
Cars.com, Inc.*	1,200	14,664
CommScope Holding Co., Inc.*	1,700	24,123
comScore, Inc.*	9,600	47,424
Consolidated Communications Holdings, Inc.	21,800	84,584
Cumulus Media, Inc. - Class A*	1,800	31,626
EchoStar Corp. - Class A*	2,300	99,613
Entercom Communications Corp. - Class A	15,200	70,528
Entravision Communications Corp. - Class A	10,700	28,034
ePlus, Inc.*	1,880	158,465
EW Scripps Co. - Class A	22,416	352,155
Gannett Co., Inc.[1]	26,624	169,861
GCI Liberty, Inc.*	700	49,595
Gray Television, Inc.*[1]	31,700	679,648
Harmonic, Inc.*	2,800	21,840
Houghton Mifflin Harcourt Co.*	10,200	63,750
Infinera Corp.*	8,650	68,681
Iridium Communications, Inc.*	30,850	760,144
Lands’ End, Inc.*	2,400	40,320
Liberty Latin America Ltd. - Class A*[1]	3,300	63,690
Liberty Latin America Ltd. - Class C*	3,500	68,110
Limelight Networks, Inc.*	7,200	29,376
LogMeIn, Inc.	3,500	300,090
Meet Group, Inc.*	9,100	45,591
Meredith Corp.	1,100	35,717
NeoPhotonics Corp.*	9,000	79,380
NETGEAR, Inc.*	1,100	26,961
Nexstar Media Group, Inc. - Class A	1,100	128,975
NIC, Inc.	7,200	160,920
ORBCOMM, Inc.*	4,500	18,945
Perficient, Inc.*	3,600	165,852
Preformed Line Products Co.	1,000	60,350
QuinStreet, Inc.*	1,200	18,372
RF Industries Ltd.	3,000	20,280
Saga Communications, Inc. - Class A	900	27,360
Scholastic Corp.	16,330	627,889
Shutterstock, Inc.*	800	34,304
Spok Holdings, Inc.	3,900	47,697
Stamps.com, Inc.*	1,600	133,632
Stitch Fix, Inc. - Class A*[1]	700	17,962
TEGNA, Inc.	4,000	66,760
Telephone & Data Systems, Inc.	18,800	478,084
Townsquare Media, Inc. - Class A	4,200	41,874
Tribune Publishing Co.	2,000	26,320
U.S. Auto Parts Network, Inc.*	9,000	19,800
United States Cellular Corp.*	500	18,115
WideOpenWest, Inc.*	5,400	40,068
		5,923,509

VERICIMETRY U.S. SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

As of December 31, 2019 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL — 16.2%
Abercrombie & Fitch Co. - Class A1	19,200	$331,968
Adient PLC*	700	14,875
Allegiant Travel Co.	400	69,616
AMC Entertainment Holdings, Inc. - Class A1	5,100	36,924
American Axle & Manufacturing Holdings, Inc.*	26,800	288,368
America’s Car-Mart, Inc.*	300	32,898
Anixter International, Inc.*	8,600	792,060
Asbury Automotive Group, Inc.*	900	100,611
Aspen Aerogels, Inc.*	2,500	19,400
AutoNation, Inc.*[1]	2,200	106,986
Barnes & Noble Education, Inc.*[1]	17,000	72,590
Bassett Furniture Industries, Inc.	2,600	43,368
BBX Capital Corp.	9,600	45,792
Beacon Roofing Supply, Inc.*	10,210	326,516
Beazer Homes USA, Inc.*	4,000	56,520
Bed Bath & Beyond, Inc.[1]	62,200	1,076,060
Big Lots, Inc.	5,300	152,216
BlueLinx Holdings, Inc.*	2,200	31,350
BMC Stock Holdings, Inc.*	12,600	361,494
Boot Barn Holdings, Inc.*	5,300	236,009
Buckle, Inc.[1]	4,800	129,792
Build-A-Bear Workshop, Inc.*	6,100	19,764
Caleres, Inc.[1]	12,300	292,125
Callaway Golf Co.	14,350	304,220
Cannae Holdings, Inc.*	8,300	308,677
Cato Corp. - Class A	9,700	168,780
Century Casinos, Inc.*	1,400	11,088
Century Communities, Inc.*	6,372	174,274
Chico’s FAS, Inc.	25,000	95,250
Choice Hotels International, Inc.[1]	2,200	227,546
Citi Trends, Inc.	4,000	92,480
Clarus Corp.	1,500	20,340
Columbia Sportswear Co.	3,416	342,249
Conn’s, Inc.*	9,000	111,510
Container Store Group, Inc.*	4,000	16,880
Cooper Tire & Rubber Co.	3,100	89,125
Cooper-Standard Holdings, Inc.*[1]	3,150	104,454
Copa Holdings S.A. - Class A	300	32,424
Core-Mark Holding Co., Inc.	2,700	73,413
Crocs, Inc.*	1,450	60,741
Dana, Inc.	4,550	82,810
Deckers Outdoor Corp.*	700	118,202
Del Taco Restaurants, Inc.*	1,300	10,277
Delphi Technologies PLC	2,200	28,226
Delta Apparel, Inc.*	2,400	74,640
Designer Brands, Inc. - Class A1	13,300	209,342
Dick’s Sporting Goods, Inc.[1]	8,850	437,986
Dillard’s, Inc. - Class A1	2,400	176,352
Douglas Dynamics, Inc.	1,500	82,500
Duluth Holdings, Inc. - Class B*	7,000	73,710
El Pollo Loco Holdings, Inc.*	4,300	65,102
Eros International PLC*[1]	5,900	20,001
Ethan Allen Interiors, Inc.[1]	2,000	38,120
Express, Inc.*	9,300	45,291

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
Fiesta Restaurant Group, Inc.*	2,000	$19,780
FirstCash, Inc.	208	16,771
Flexsteel Industries, Inc.	2,000	39,840
Fossil Group, Inc.*[1]	10,400	81,952
Freshpet, Inc.*	400	23,636
GameStop Corp. - Class A1	10,200	62,016
Genesco, Inc.*	4,100	196,472
Gentherm, Inc.*	2,100	93,219
G-III Apparel Group Ltd.*	16,600	556,100
GMS, Inc.*	5,800	157,064
Golden Entertainment, Inc.*	1,400	26,908
Goodyear Tire & Rubber Co.	4,300	66,887
Green Brick Partners, Inc.*	6,698	76,893
Group 1 Automotive, Inc.	7,300	730,000
Guess?, Inc.[1]	23,250	520,335
Hamilton Beach Brands Holding Co. - Class A	2,891	55,218
Haverty Furniture Cos., Inc.	8,100	163,296
Hawaiian Holdings, Inc.[1]	3,000	87,870
Herman Miller, Inc.	600	24,990
Hibbett Sports, Inc.*[1]	3,000	84,120
Hooker Furniture Corp.	2,460	63,197
Installed Building Products, Inc.*	1,600	110,192
Interface, Inc.	2,200	36,498
International Game Technology PLC[1]	2,900	43,413
iRobot Corp.*	700	35,441
J.C. Penney Co., Inc.*[1]	16,800	18,816
Johnson Outdoors, Inc. - Class A	1,500	115,050
KB Home	5,000	171,350
Kimball International, Inc. - Class B	1,900	39,273
Lakeland Industries, Inc.*	1,700	18,360
La-Z-Boy, Inc.	1,930	60,756
LCI Industries	1,700	182,121
LGI Homes, Inc.*	1,400	98,910
Lifetime Brands, Inc.	4,400	30,580
Lithia Motors, Inc. - Class A	2,400	352,800
M/I Homes, Inc.*	8,000	314,800
Malibu Boats, Inc. - Class A*	1,600	65,520
Manitex International, Inc.*	5,000	29,750
Marcus Corp.	5,980	189,985
MarineMax, Inc.*	8,300	138,527
Marriott Vacations Worldwide Corp.[1]	5,205	670,196
MDC Holdings, Inc.	22,436	856,158
Meritage Homes Corp.*	16,700	1,020,537
Mesa Air Group, Inc.*	2,200	19,668
Methode Electronics, Inc.	5,400	212,490
Miller Industries, Inc.	3,325	123,457
Mobile Mini, Inc.	11,100	420,801
Modine Manufacturing Co.*	12,604	97,051
Monarch Casino & Resort, Inc.*	1,500	72,825
Motorcar Parts of America, Inc.*[1]	2,500	55,075
Movado Group, Inc.[1]	4,350	94,569
Office Depot, Inc.	255,850	701,029
Oxford Industries, Inc.	900	67,878
Papa John’s International, Inc.[1]	400	25,260
Party City Holdco, Inc.*	27,400	64,116

VERICIMETRY U.S. SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

As of December 31, 2019 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
PC Connection, Inc.	4,942	$245,420
Penske Automotive Group, Inc.	3,200	160,704
RCI Hospitality Holdings, Inc.	2,500	51,250
Red Lion Hotels Corp.*	5,300	19,769
Red Robin Gourmet Burgers, Inc.*	1,700	56,134
Regis Corp.*[1]	7,946	141,995
Resideo Technologies, Inc.*	8,900	106,177
REV Group, Inc.	6,600	80,718
Rocky Brands, Inc.	2,200	64,746
Rush Enterprises, Inc. - Class A	11,137	517,870
Rush Enterprises, Inc. - Class B	3,980	181,886
Sally Beauty Holdings, Inc.*	2,100	38,325
ScanSource, Inc.*	8,400	310,380
Shoe Carnival, Inc.[1]	6,100	227,408
Signet Jewelers Ltd.	13,000	282,620
SkyWest, Inc.	23,480	1,517,512
Sonic Automotive, Inc. - Class A1	3,200	99,200
Spartan Motors, Inc.	6,327	114,392
Spirit Airlines, Inc.*	2,800	112,868
Sportsman’s Warehouse Holdings, Inc.*	3,900	31,317
Standard Motor Products, Inc.	2,900	154,338
Steelcase, Inc. - Class A	6,600	135,036
Steven Madden Ltd.	5,650	243,007
Superior Group of Cos., Inc.	1,954	26,457
Superior Industries International, Inc.	10,900	40,221
Systemax, Inc.	1,800	45,288
Taylor Morrison Home Corp.*	37,188	812,930
Tempur Sealy International, Inc.*	1,600	139,296
Tenneco, Inc. - Class A	6,500	85,150
Thor Industries, Inc.[1]	1,300	96,577
Tilly’s, Inc. - Class A	6,500	79,625
Titan International, Inc.	16,000	57,920
Titan Machinery, Inc.*	5,800	85,724
Toll Brothers, Inc.[1]	11,200	442,512
TravelCenters of America, Inc.*	2,400	41,160
TRI Pointe Group, Inc.*[1]	51,100	796,138
Triton International Ltd./Bermuda	17,300	695,460
Tuesday Morning Corp.*	11,000	20,350
Tupperware Brands Corp.	6,600	56,628
Unifi, Inc.*	3,897	98,438
UniFirst Corp.	2,900	585,742
Universal Electronics, Inc.*	1,300	67,938
Urban Outfitters, Inc.*	3,400	94,418
Vera Bradley, Inc.*	13,400	158,120
Veritiv Corp.*	4,100	80,647
Vista Outdoor, Inc.*	9,200	68,816
Visteon Corp.*	900	77,931
Wabash National Corp.[1]	11,300	165,997
Wesco Aircraft Holdings, Inc.*	8,900	98,078
WESCO International, Inc.*	7,750	460,272
William Lyon Homes - Class A*	10,200	203,796
Winnebago Industries, Inc.	2,600	137,748
Wolverine World Wide, Inc.	4,650	156,891
World Fuel Services Corp.	24,700	1,072,474
Zumiez, Inc.*	11,600	400,664
		30,375,606

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL — 12.5%
2U, Inc.*[1]	2,400	$57,576
Aaron’s, Inc.	12,900	736,719
ABM Industries, Inc.	13,100	494,001
Acadia Healthcare Co., Inc.*[1]	15,800	524,876
ACCO Brands Corp.	35,000	327,600
Aclaris Therapeutics, Inc.*[1]	21,000	39,690
Adtalem Global Education, Inc.*	14,700	514,059
Aduro Biotech, Inc.*	32,200	37,996
Aerie Pharmaceuticals, Inc.*	800	19,336
Alico, Inc.	600	21,498
Alpine Immune Sciences, Inc.*	9,900	38,016
AMAG Pharmaceuticals, Inc.*[1]	6,200	75,454
American Public Education, Inc.*	4,400	120,516
American Renal Associates Holdings, Inc.*	5,700	59,109
Andersons, Inc.	8,100	204,768
AngioDynamics, Inc.*	11,000	176,110
Arlo Technologies, Inc.*	8,600	36,206
Atara Biotherapeutics, Inc.*	2,500	41,175
Avanos Medical, Inc.*	1,000	33,700
Axcella Health, Inc.*	5,300	21,253
B&G Foods, Inc.[1]	2,400	43,032
Bioxcel Therapeutics, Inc.*	5,900	86,199
Brookdale Senior Living, Inc.*	20,800	151,216
CAI International, Inc.*	5,100	147,798
Cal-Maine Foods, Inc.	1,200	51,300
Calyxt, Inc.*	7,100	49,771
Cardtronics PLC - Class A*	1,400	62,510
Care.com, Inc.*	2,200	33,066
Carriage Services, Inc.	2,100	53,760
Cass Information Systems, Inc.	348	20,094
CBIZ, Inc.*	14,300	385,528
Central Garden & Pet Co. - Class A*	11,270	330,887
Checkpoint Therapeutics, Inc.*	11,800	20,296
Chemed Corp.	800	351,408
Civeo Corp.*	26,600	34,314
Concert Pharmaceuticals, Inc.*	7,600	70,110
CONMED Corp.	5,100	570,333
CorVel Corp.*	800	69,888
Corvus Pharmaceuticals, Inc.*	14,800	80,512
CRA International, Inc.	2,500	136,175
Cross Country Healthcare, Inc.*	5,400	62,748
Cutera, Inc.*[1]	1,400	50,134
Cyclerion Therapeutics, Inc.*	23,200	63,104
Darling Ingredients, Inc.*[1]	62,200	1,746,576
Diplomat Pharmacy, Inc.*	12,600	50,400
Edgewell Personal Care Co.*	7,500	232,200
ElectroCore, Inc.*	12,800	20,352
Emerald Expositions Events, Inc.	3,700	39,035
Enanta Pharmaceuticals, Inc.*	350	21,623
Ennis, Inc.	9,900	214,335
Ensign Group, Inc.	1,140	51,722
Enzo Biochem, Inc.*	7,200	18,936
EVERTEC, Inc.	1,700	57,868
Farmer Brothers Co.*	1,500	22,590
Five Prime Therapeutics, Inc.*	4,300	19,737

VERICIMETRY U.S. SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

As of December 31, 2019 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
FONAR Corp.*	1,200	$23,628
Fresh Del Monte Produce, Inc.[1]	8,900	311,322
FTI Consulting, Inc.*[1]	12,900	1,427,514
GP Strategies Corp.*	2,000	26,460
Graham Holdings Co. - Class B	350	223,647
Harrow Health, Inc.*[1]	5,600	43,568
Heidrick & Struggles International, Inc.	2,700	87,750
Helen of Troy Ltd.*	1,250	224,737
Herc Holdings, Inc.*	400	19,576
Hertz Global Holdings, Inc.*	15,750	248,062
Hostess Brands, Inc.*	27,900	405,666
Huron Consulting Group, Inc.*	1,700	116,824
ICF International, Inc.	6,698	613,671
ICU Medical, Inc.*	500	93,560
Immunic, Inc.*	2,000	19,400
Ingles Markets, Inc. - Class A	4,050	192,416
Insperity, Inc.	500	43,020
Integer Holdings Corp.*	9,360	752,825
Intra-Cellular Therapies, Inc.*[1]	1,100	37,741
Invacare Corp.	1,800	16,236
IRIDEX Corp.*	7,500	16,800
John B Sanfilippo & Son, Inc.	1,268	115,743
Jounce Therapeutics, Inc.*	2,100	18,333
K12, Inc.*	11,250	228,937
KalVista Pharmaceuticals, Inc.*	1,800	32,058
Kelly Services, Inc. - Class A	13,600	307,088
Kezar Life Sciences, Inc.*	9,738	39,049
Korn Ferry	10,220	433,328
Landec Corp.*[1]	6,200	70,122
Lantheus Holdings, Inc.*	2,300	47,173
LeMaitre Vascular, Inc.	500	17,975
LHC Group, Inc.*[1]	4,568	629,288
LiveRamp Holdings, Inc.*	1,900	91,333
Macquarie Infrastructure Corp.	5,000	214,200
MacroGenics, Inc.*	2,800	30,464
Magellan Health, Inc.*	10,000	782,500
Mallinckrodt PLC*[1]	33,500	116,915
ManpowerGroup, Inc.	1,500	145,650
Medifast, Inc.[1]	1,200	131,496
MEDNAX, Inc.*	9,300	258,447
Menlo Therapeutics, Inc.*	4,100	19,024
Merit Medical Systems, Inc.*	600	18,732
Myriad Genetics, Inc.*	1,600	43,568
National HealthCare Corp.	2,400	207,432
Natural Alternatives International, Inc.*	1,300	10,374
Natural Grocers by Vitamin Cottage, Inc.	4,700	46,389
Net 1 UEPS Technologies, Inc.*	9,900	36,828
OPKO Health, Inc.*	10,400	15,288
Osmotica Pharmaceuticals PLC*[1]	5,200	36,348
Owens & Minor, Inc.	4,700	24,299
Patterson Cos., Inc.	14,600	299,008
PDL BioPharma, Inc.*	18,400	59,708
Pennant Group, Inc.*	770	25,464
Performant Financial Corp.*	19,800	20,196
PFSweb, Inc.*	4,500	17,190
Premier, Inc. - Class A*	800	30,304

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
Prestige Consumer Healthcare, Inc.*	12,000	$486,000
Quad/Graphics, Inc.	6,725	31,406
Quanex Building Products Corp.[1]	7,500	128,100
RadNet, Inc.*[1]	3,469	70,421
Rent-A-Center, Inc.[1]	8,600	248,024
Resources Connection, Inc.	4,600	75,118
resTORbio, Inc.*	14,200	21,158
Revance Therapeutics, Inc.*	1,500	24,345
Rosetta Stone, Inc.*	2,700	48,978
RTI Surgical Holdings, Inc.*	20,300	55,622
Sanderson Farms, Inc.	1,650	290,763
Scholar Rock Holding Corp.*	3,400	44,812
Select Medical Holdings Corp.*	25,149	586,978
Seneca Foods Corp. - Class A*	2,100	85,659
Seneca Foods Corp. - Class B*[1]	600	24,600
Sesen Bio, Inc.*	19,200	19,968
Simply Good Foods Co.*	1,300	37,102
SpartanNash Co.[1]	13,900	197,936
Spectrum Brands Holdings, Inc.	4,100	263,589
Strongbridge Biopharma PLC*	35,200	73,568
Surgery Partners, Inc.*	1,600	25,048
Syneos Health, Inc.*	1,800	107,055
Synlogic, Inc.*	7,900	20,382
Team, Inc.*[1]	2,600	41,522
Tejon Ranch Co.*	1,300	20,774
Tenet Healthcare Corp.*	1,100	41,833
Textainer Group Holdings Ltd.*	4,600	49,266
Tivity Health, Inc.*	1,400	28,483
Tootsie Roll Industries, Inc.[1]	529	18,060
TreeHouse Foods, Inc.*	2,500	121,250
Triple-S Management Corp. - Class B*	7,037	130,114
TrueBlue, Inc.*	9,300	223,758
United Natural Foods, Inc.*	14,600	127,896
Universal Corp.	3,200	182,592
Vector Group Ltd.[1]	3,185	42,647
Vectrus, Inc.*	1,500	76,890
Viad Corp.	7,000	472,500
Village Super Market, Inc. - Class A	2,100	48,720
Weis Markets, Inc.	7,652	309,829
		23,466,655
ENERGY — 7.7%
Adams Resources & Energy, Inc.	2,075	78,995
Antero Midstream Corp.[1]	29,700	225,423
Antero Resources Corp.*	19,700	56,145
Archrock, Inc.	51,200	514,048
Berry Petroleum Corp.	6,800	64,124
Bonanza Creek Energy, Inc.*	6,400	149,376
Callon Petroleum Co.*	57,625	278,329
Centennial Resource Development, Inc. - Class A*	30,600	141,372
Chaparral Energy, Inc. - Class A*	45,507	80,092
Cimarex Energy Co.	1,600	83,984
Clean Energy Fuels Corp.*	25,000	58,500
CNX Resources Corp.*	50,600	447,810
Comstock Resources, Inc.*[1]	11,600	95,468

VERICIMETRY U.S. SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

As of December 31, 2019 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
ENERGY (Continued)
CONSOL Energy, Inc.*[1]	1,225	$17,775
Contango Oil & Gas Co.*	5,200	19,084
Delek U.S. Holdings, Inc.	14,238	477,400
Denbury Resources, Inc.*	61,200	86,292
Diamond Offshore Drilling, Inc.*[1]	33,200	238,708
DMC Global, Inc.	1,800	80,892
Dril-Quip, Inc.*	8,275	388,180
Earthstone Energy, Inc. - Class A*	6,900	43,677
Energy Transfer LP	18,187	233,339
EQT Corp.	7,300	79,570
Equitrans Midstream Corp.	17,100	228,456
Era Group, Inc.*[1]	3,600	36,612
Exterran Corp.*	4,800	37,584
Extraction Oil & Gas, Inc.*[1]	47,800	101,336
Frank’s International N.V.*	3,100	16,027
FutureFuel Corp.	6,900	85,491
Geospace Technologies Corp.*	2,600	43,602
Gran Tierra Energy, Inc.*	62,700	80,883
Green Plains, Inc.[1]	14,200	219,106
Gulfport Energy Corp.*	23,700	72,048
Hallador Energy Co.	6,600	19,602
Helix Energy Solutions Group, Inc.*[1]	43,000	414,090
Helmerich & Payne, Inc.	5,800	263,494
HighPoint Resources Corp.*	40,900	69,121
Laredo Petroleum, Inc.*	43,900	125,993
Lonestar Resources US, Inc. - Class A*	24,000	62,640
Mammoth Energy Services, Inc.	18,000	39,600
Matador Resources Co.*	13,500	242,595
Matrix Service Co.*	6,000	137,280
Montage Resources Corp.*	13,200	104,808
MRC Global, Inc.*	4,500	61,380
Murphy Oil Corp.	9,300	249,240
Nabors Industries Ltd.	86,100	247,968
NACCO Industries, Inc. - Class A	991	46,409
National Energy Services Reunited Corp.*	2,900	26,448
Natural Gas Services Group, Inc.*	3,241	39,735
Newpark Resources, Inc.*[1]	16,800	105,336
Nine Energy Service, Inc.*[1]	7,500	58,650
Noble Corp. plc*	56,800	69,296
Northern Oil and Gas, Inc.*	19,500	45,630
NOW, Inc.*	20,000	224,800
Oasis Petroleum, Inc.*	69,900	227,874
Oceaneering International, Inc.*	13,900	207,249
Oil States International, Inc.*	14,700	239,757
Pacific Drilling S.A.*	17,522	71,490
Par Pacific Holdings, Inc.*[1]	3,700	85,988
Parsley Energy, Inc. - Class A	21,400	404,674
Patterson-UTI Energy, Inc.	36,900	387,450
PBF Energy, Inc. - Class A	28,800	903,456
PDC Energy, Inc.*[1]	22,800	596,676
Penn Virginia Corp.*	1,400	42,490
ProPetro Holding Corp.*	5,600	63,000
QEP Resources, Inc.	98,700	444,150
Quintana Energy Services, Inc.*	7,800	21,918
Range Resources Corp.[1]	35,700	173,145

	Number of Shares	Value
COMMON STOCKS (Continued)
ENERGY (Continued)
Renewable Energy Group, Inc.*[1]	16,350	$440,632
REX American Resources Corp.*	2,418	198,179
Ring Energy, Inc.*	22,900	60,456
RPC, Inc.	24,900	130,476
SandRidge Energy, Inc.*	4,800	20,352
Seadrill Ltd.*[1]	43,700	110,998
Select Energy Services, Inc. - Class A*	11,400	105,792
SilverBow Resources, Inc.*	1,800	17,820
SM Energy Co.	33,100	372,044
Southwestern Energy Co.*[1]	100,100	242,242
SRC Energy, Inc.*	70,350	289,842
SunCoke Energy, Inc.	29,050	180,982
Talos Energy, Inc.*[1]	2,100	63,315
TETRA Technologies, Inc.*	34,600	67,816
Transocean Ltd.*	12,200	83,936
Trecora Resources*	1,300	9,295
U.S. Well Services, Inc.*	11,500	21,735
VAALCO Energy, Inc.*	9,100	20,202
Valaris plc[1]	25,300	165,968
Vertex Energy, Inc.*	12,100	18,634
W&T Offshore, Inc.*	16,000	88,960
Warrior Met Coal, Inc.	1,900	40,147
Whiting Petroleum Corp.*	15,100	110,834
WPX Energy, Inc.*	18,650	256,251
		14,500,068
FINANCIAL — 28.1%
1st Source Corp.	8,212	426,039
ACNB Corp.	900	34,038
Air Lease Corp.	12,300	584,496
Aircastle Ltd.	9,360	299,614
Ambac Financial Group, Inc.*	9,500	204,915
American Equity Investment Life Holding Co.	34,090	1,020,314
American National Bankshares, Inc.[1]	766	30,311
American National Insurance Co.	1,900	223,592
American River Bankshares	1,300	19,331
Ameris Bancorp	6,315	268,640
AMERISAFE, Inc.	1,888	124,665
AmeriServ Financial, Inc.	2,500	10,500
Argo Group International Holdings Ltd.[1]	8,913	586,030
Associated Banc-Corp	14,253	314,136
Assured Guaranty Ltd.	1,200	58,824
Atlantic Union Bankshares Corp.[1]	19,103	717,318
Atlanticus Holdings Corp.*	1,400	12,614
Banc of California, Inc.	15,800	271,444
BancFirst Corp.	2,384	148,857
Bancorp, Inc.*	7,400	95,978
BancorpSouth Bank	6,000	188,460
Bank of Commerce Holdings	2,000	23,140
Bank of Marin Bancorp	1,010	45,501
Bank of Princeton	600	18,894
Bank OZK	9,000	274,545
BankFinancial Corp.	4,650	60,822
BankUnited, Inc.	1,900	69,464
Banner Corp.	8,010	453,286

VERICIMETRY U.S. SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

As of December 31, 2019 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Bar Harbor Bankshares	1,254	$31,839
Berkshire Hills Bancorp, Inc.	14,896	489,780
Blucora, Inc.*	15,200	397,328
Boston Private Financial Holdings, Inc.	10,400	125,112
Bridge Bancorp, Inc.	1,000	33,530
Brookline Bancorp, Inc.	22,900	376,934
C&F Financial Corp.	600	33,198
Cadence BanCorp	6,323	114,636
Camden National Corp.	2,071	95,390
Capital City Bank Group, Inc.[1]	2,045	62,373
Capitol Federal Financial, Inc.	26,500	363,845
Carolina Financial Corp.	2,000	86,460
Cathay General Bancorp	11,700	445,185
CenterState Bank Corp.	3,208	80,136
Central Pacific Financial Corp.	3,000	88,740
Central Valley Community Bancorp	1,360	29,471
Century Bancorp, Inc. - Class A	315	28,337
Citizens & Northern Corp.	700	19,775
City Holding Co.	2,099	172,013
Civista Bancshares, Inc.	1,096	26,304
CNB Financial Corp.	3,730	121,896
CNO Financial Group, Inc.	35,680	646,878
Codorus Valley Bancorp, Inc.	840	19,345
Columbia Banking System, Inc.	10,200	414,987
Community Bank System, Inc.	4,572	324,338
Community Bankers Trust Corp.	3,286	29,180
Community Financial Corp.	1,500	53,355
Community Trust Bancorp, Inc.	1,680	78,355
ConnectOne Bancorp, Inc.	5,000	128,600
Consumer Portfolio Services, Inc.*	5,600	18,872
Cowen, Inc. - Class A*	4,550	71,663
Crawford & Co. - Class B	8,300	84,245
Customers Bancorp, Inc.*	9,150	217,861
CVB Financial Corp.	15,300	330,174
Deluxe Corp.[1]	1,900	94,848
Dime Community Bancshares, Inc.	11,600	242,324
Donegal Group, Inc. - Class A	3,231	47,883
Eagle Bancorp, Inc.	2,237	108,785
Employers Holdings, Inc.	11,800	492,650
Encore Capital Group, Inc.*[1]	3,600	127,296
Enova International, Inc.*[1]	1,600	38,496
Enstar Group Ltd.*[1]	1,600	330,976
Enterprise Financial Services Corp.	1,900	91,599
Equity Bancshares, Inc. - Class A*	1,200	37,044
ESSA Bancorp, Inc.	3,328	56,410
EZCORP, Inc. - Class A*[1]	17,000	115,940
Farmers National Banc Corp.	1,600	26,112
FBL Financial Group, Inc. - Class A	9,100	536,263
Federal Agricultural Mortgage Corp. - Class C1	2,908	242,818
Federated Investors, Inc. - Class B	1,700	55,403
FedNat Holding Co.	4,500	74,835
Fifth Third Bancorp	12,352	379,700
Financial Institutions, Inc.	4,430	142,203
First Bancorp, Inc.	1,370	41,415
First BanCorp/Puerto Rico	88,400	936,156

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
First Bancorp/Southern Pines NC	3,700	$147,667
First Bancshares, Inc.	1,086	38,575
First Bank/Hamilton NJ	1,300	14,365
First Busey Corp.	7,329	201,548
First Business Financial Services, Inc.	1,612	42,444
First Citizens BancShares, Inc. - Class A1	300	159,663
First Commonwealth Financial Corp.	27,360	396,994
First Community Bankshares, Inc.	3,200	99,264
First Defiance Financial Corp.	8,000	251,920
First Financial Bancorp	20,313	516,763
First Financial Bankshares, Inc.	9,700	340,470
First Financial Corp.	1,981	90,571
First Financial Northwest, Inc.	2,600	38,844
First Foundation, Inc.	1,700	29,580
First Hawaiian, Inc.	1,500	43,275
First Interstate BancSystem, Inc. - Class A	5,826	244,226
First Merchants Corp.	8,430	350,604
First Mid Bancshares, Inc.	732	25,803
First Midwest Bancorp, Inc.	23,900	551,134
First United Corp.	1,200	28,908
Flagstar Bancorp, Inc.	11,700	447,525
Flushing Financial Corp.	8,000	172,840
FNB Corp.	13,152	167,030
Franklin Financial Network, Inc.	500	17,165
FRP Holdings, Inc.*	400	19,924
FS Bancorp, Inc.	400	25,516
Fulton Financial Corp.	49,700	866,271
GAIN Capital Holdings, Inc.	5,900	23,305
Genworth Financial, Inc. - Class A*	33,900	149,160
German American Bancorp, Inc.	787	28,033
Glacier Bancorp, Inc.[1]	7,700	354,123
Global Indemnity Ltd.	1,800	53,334
Great Southern Bancorp, Inc.	2,315	146,586
Great Western Bancorp, Inc.	10,560	366,854
Hallmark Financial Services, Inc.*	5,299	93,103
Hancock Whitney Corp.[1]	12,400	544,112
Hanover Insurance Group, Inc.	4,800	656,016
HCI Group, Inc.	800	36,520
Heartland Financial USA, Inc.	2,500	124,350
Heritage Commerce Corp.	1,140	14,626
Heritage Financial Corp.	4,870	137,821
Heritage Insurance Holdings, Inc.	3,400	45,050
Hilltop Holdings, Inc.	13,347	332,741
HMN Financial, Inc.*	1,120	23,531
Home Bancorp, Inc.[1]	2,520	98,759
HomeStreet, Inc.*	8,500	289,000
Hope Bancorp, Inc.	22,217	330,145
Horace Mann Educators Corp.	14,500	633,070
Horizon Bancorp, Inc.	3,241	61,579
Howard Bancorp, Inc.*	600	10,128
IBERIABANK Corp.	9,771	731,164
Independence Holding Co.	1,550	65,224
Independent Bank Corp.	1,289	29,196
Independent Bank Corp.	3,423	284,965
Independent Bank Group, Inc.	3,975	220,374

VERICIMETRY U.S. SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

As of December 31, 2019 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
International Bancshares Corp.	16,900	$727,883
INTL. FCStone, Inc.*	545	26,612
Investors Title Co.	400	63,680
James River Group Holdings Ltd.	2,700	111,267
Janus Henderson Group PLC	800	19,560
Kearny Financial Corp.	17,922	247,861
Kemper Corp.	15,411	1,194,352
Lakeland Bancorp, Inc.	7,835	136,172
Lakeland Financial Corp.[1]	3,350	163,916
Lazard Ltd. - Class A	800	31,968
LCNB Corp.	1,000	19,300
Legg Mason, Inc.	2,300	82,593
Live Oak Bancshares, Inc.	800	15,208
LPL Financial Holdings, Inc.	1,000	92,250
Macatawa Bank Corp.	4,200	46,746
Marlin Business Services Corp.	3,000	65,940
McGrath RentCorp[1]	5,335	408,341
Mercantile Bank Corp.	4,830	176,150
Meridian Bancorp, Inc.	3,300	66,297
Meta Financial Group, Inc.	700	25,557
Metropolitan Bank Holding Corp.*	400	19,292
MGIC Investment Corp.	38,000	538,460
Midland States Bancorp, Inc.	2,900	83,984
MidWestOne Financial Group, Inc.	1,400	50,722
Mr Cooper Group, Inc.*	9,407	117,682
MutualFirst Financial, Inc.	1,226	48,635
MVB Financial Corp.	1,300	32,396
National Western Life Group, Inc. - Class A	1,300	378,144
Navient Corp.	23,500	321,480
NBT Bancorp, Inc.	3,600	146,016
Nelnet, Inc. - Class A	6,900	401,856
Nicolet Bankshares, Inc.*	1,365	100,805
NMI Holdings, Inc. - Class A*	4,400	145,992
Northfield Bancorp, Inc.	3,400	57,664
Northrim BanCorp, Inc.	2,320	88,856
Northwest Bancshares, Inc.	29,108	484,066
Norwood Financial Corp.	600	23,340
OceanFirst Financial Corp.[1]	9,909	253,076
OFG Bancorp[1]	16,700	394,287
Old National Bancorp	36,466	666,963
Old Second Bancorp, Inc.	3,600	48,492
OneMain Holdings, Inc.	7,100	299,265
Oppenheimer Holdings, Inc. - Class A	2,000	54,960
Opus Bank	4,600	119,002
Pacific Premier Bancorp, Inc.	5,978	194,913
Park National Corp.	900	92,142
Parke Bancorp, Inc.	694	17,621
Peapack Gladstone Financial Corp.	3,895	120,356
PennyMac Financial Services, Inc.	1,800	61,272
Peoples Bancorp, Inc.	3,300	114,378
People’s United Financial, Inc.	8,827	149,176
Pinnacle Financial Partners, Inc.	2,223	142,272
Piper Jaffray Cos.	4,700	375,718
Popular, Inc.	8,600	505,250
PRA Group, Inc.*	9,950	361,185

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Preferred Bank/Los Angeles CA	1,900	$114,171
Premier Financial Bancorp, Inc.	3,712	67,336
Primerica, Inc.	1,900	248,064
ProAssurance Corp.	900	32,526
Protective Insurance Corp.	2,500	40,225
Provident Financial Holdings, Inc.	3,100	67,890
Provident Financial Services, Inc.	27,000	665,550
QCR Holdings, Inc.	1,400	61,404
RE/MAX Holdings, Inc. - Class A	700	26,943
Realogy Holdings Corp.	39,100	378,488
Red River Bancshares, Inc.*	500	28,030
Regional Management Corp.*	3,800	114,114
Renasant Corp.	11,803	418,062
Republic Bancorp, Inc. - Class A	1,500	70,200
Republic First Bancorp, Inc.*	4,830	20,189
Riverview Bancorp, Inc.	6,648	54,580
RLI Corp.	1,300	117,026
S&T Bancorp, Inc.[1]	6,516	262,530
Safety Insurance Group, Inc.	3,050	282,216
Sandy Spring Bancorp, Inc.	4,031	152,694
Seacoast Banking Corp. of Florida*	4,075	124,573
Security National Financial Corp. - Class A*	3,200	18,720
Selective Insurance Group, Inc.	8,443	550,399
ServisFirst Bancshares, Inc.	800	30,144
Severn Bancorp, Inc.	2,000	18,620
Shore Bancshares, Inc.	2,400	41,664
Sierra Bancorp	4,600	133,952
Simmons First National Corp. - Class A	19,764	529,478
South State Corp.	3,389	293,996
Southern First Bancshares, Inc.*	1,300	55,237
Southern Missouri Bancorp, Inc.	600	23,016
Southern National Bancorp of Virginia, Inc.	3,504	57,290
Southside Bancshares, Inc.	4,166	154,725
State Auto Financial Corp.	5,445	168,904
Sterling Bancorp	26,596	560,644
Stewart Information Services Corp.	4,780	194,976
Stifel Financial Corp.	9,450	573,142
Stock Yards Bancorp, Inc.	1,450	59,537
Summit Financial Group, Inc.	1,401	37,953
TCF Financial Corp.	18,763	878,108
Territorial Bancorp, Inc.	700	21,658
Third Point Reinsurance Ltd.*	17,900	188,308
Timberland Bancorp, Inc.	1,578	46,930
Tiptree, Inc.	9,700	78,958
Tompkins Financial Corp.	2,329	213,104
Towne Bank/Portsmouth VA	5,392	150,005
TriCo Bancshares	2,225	90,802
TriState Capital Holdings, Inc.*	2,300	60,076
Trupanion, Inc.*[1]	800	29,968
TrustCo Bank Corp. NY	12,900	111,843
Trustmark Corp.	12,750	440,002
Two River Bancorp	1,890	42,336
Umpqua Holdings Corp.	12,524	221,675
Union Bankshares, Inc./Morrisville VT	500	18,130

VERICIMETRY U.S. SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

As of December 31, 2019 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
United Bankshares, Inc.	4,341	$167,823
United Community Banks, Inc.	14,800	457,024
United Community Financial Corp.	16,160	188,426
United Fire Group, Inc.	9,170	401,004
United Insurance Holdings Corp.	1,800	22,698
Unity Bancorp, Inc.	1,003	22,638
Universal Insurance Holdings, Inc.	1,860	52,061
Univest Financial Corp.	6,830	182,907
Valley National Bancorp	14,843	169,952
Veritex Holdings, Inc.[1]	4,260	124,094
Virtus Investment Partners, Inc.	900	109,548
Waddell & Reed Financial, Inc. - Class A1	5,500	91,960
Walker & Dunlop, Inc.	6,300	407,484
Washington Federal, Inc.	28,200	1,033,530
Washington Trust Bancorp, Inc.	600	32,274
Waterstone Financial, Inc.	7,424	141,279
WesBanco, Inc.	14,241	538,167
Westamerica Bancorporation	2,000	135,540
Western New England Bancorp, Inc.	8,381	80,709
Wintrust Financial Corp.	2,300	163,070
World Acceptance Corp.*[1]	500	43,200
WSFS Financial Corp.	6,296	276,961
		52,671,648
INDUSTRIAL — 19.4%
AAON, Inc.[1]	1,400	69,174
AAR Corp.	12,100	545,710
Actuant Corp. - Class A	2,200	57,266
Advanced Drainage Systems, Inc.	1,900	73,796
Advanced Energy Industries, Inc.*	2,600	185,120
Aegion Corp.*	11,789	263,720
Air Transport Services Group, Inc.*	11,800	276,828
Alamo Group, Inc.	2,500	313,875
Albany International Corp. - Class A	400	30,368
Allied Motion Technologies, Inc.	1,006	48,791
Altra Industrial Motion Corp.	3,000	108,630
American Outdoor Brands Corp.*	11,900	110,432
American Woodmark Corp.*	1,800	188,118
Apogee Enterprises, Inc.	2,500	81,250
Applied Optoelectronics, Inc.*	4,100	48,708
ArcBest Corp.	10,100	278,760
Ardmore Shipping Corp.*	7,600	68,780
Argan, Inc.	1,300	52,182
Armstrong Flooring, Inc.*	4,600	19,642
Astec Industries, Inc.	5,597	235,074
Atlas Air Worldwide Holdings, Inc.*	10,250	282,592
AZZ, Inc.	700	32,165
Barnes Group, Inc.	13,800	855,048
Bel Fuse, Inc. - Class B1	3,990	81,795
Belden, Inc.	3,400	187,000
Benchmark Electronics, Inc.	21,000	721,560
Boise Cascade Co.	13,300	485,849
Brady Corp. - Class A	5,300	303,478
Briggs & Stratton Corp.	7,900	52,614
CECO Environmental Corp.*	2,900	22,214

	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
Chart Industries, Inc.*[1]	1,100	$74,239
CIRCOR International, Inc.*	7,600	351,424
Coherent, Inc.*[1]	600	99,810
Colfax Corp.*	700	25,466
Columbus McKinnon Corp.	4,000	160,120
Comfort Systems USA, Inc.	3,700	184,445
Comtech Telecommunications Corp.	8,100	287,469
Concrete Pumping Holdings, Inc.*	10,800	59,076
Cornerstone Building Brands, Inc.*	5,900	50,209
Costamare, Inc.	25,600	243,968
Covenant Transportation Group, Inc. - Class A*	1,642	21,223
CSW Industrials, Inc.	1,260	97,020
Curtiss-Wright Corp.	3,600	507,204
DHT Holdings, Inc.	48,700	403,236
Dorian LPG Ltd.*	16,471	254,971
Ducommun, Inc.*[1]	4,622	233,550
DXP Enterprises, Inc.*	400	15,924
Eastern Co.	1,200	36,636
Echo Global Logistics, Inc.*	5,300	109,710
EMCOR Group, Inc.	3,600	310,680
Encore Wire Corp.	7,400	424,760
EnPro Industries, Inc.	1,700	113,696
ESCO Technologies, Inc.	5,550	513,375
Fabrinet*	5,300	343,652
FARO Technologies, Inc.*	400	20,140
Federal Signal Corp.	10,000	322,500
Fluidigm Corp.*	46,900	163,212
Fluor Corp.	6,300	118,944
Forterra, Inc.*	3,400	39,304
Forward Air Corp.	1,200	83,940
Frontline Ltd./Bermuda	15,800	203,188
GasLog Ltd.	2,600	25,454
GATX Corp.[1]	15,940	1,320,629
Gencor Industries, Inc.*	1,700	19,839
Generac Holdings, Inc.*	3,500	352,065
General Finance Corp.*	3,400	37,638
Gibraltar Industries, Inc.*	5,850	295,074
Goldfield Corp.*	6,400	22,720
Granite Construction, Inc.	7,505	207,663
Great Lakes Dredge & Dock Corp.*	13,200	149,556
Greenbrier Cos., Inc.[1]	11,200	363,216
Greif, Inc. - Class A	7,000	309,400
Griffon Corp.[1]	15,730	319,791
Haynes International, Inc.[1]	3,100	110,918
Heartland Express, Inc.	2,600	54,730
Heritage-Crystal Clean, Inc.*	2,600	81,562
Hillenbrand, Inc.	1,777	59,192
Hub Group, Inc. - Class A*	10,700	548,803
Hurco Cos., Inc.	1,702	65,289
Hyster-Yale Materials Handling, Inc.	1,580	93,157
Ichor Holdings Ltd.*	5,200	173,004
IES Holdings, Inc.*	2,500	64,150
II-VI, Inc.*	7,355	247,643
Insteel Industries, Inc.	900	19,341
International Seaways, Inc.*	3,400	101,184

VERICIMETRY U.S. SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

As of December 31, 2019 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
Intevac, Inc.*	4,200	$29,652
Itron, Inc.*	2,300	193,085
Kadant, Inc.	1,390	146,423
Kaman Corp.	4,200	276,864
KBR, Inc.	6,300	192,150
Kennametal, Inc.	1,500	55,335
Kimball Electronics, Inc.*	9,700	170,235
Kirby Corp.*	1,000	89,530
Knowles Corp.*	22,200	469,530
Lawson Products, Inc.*	1,446	75,337
Limbach Holdings, Inc.*	5,400	20,412
Louisiana-Pacific Corp.	3,060	90,790
LSB Industries, Inc.*	4,400	18,480
LSI Industries, Inc.	4,120	24,926
Lydall, Inc.*	4,038	82,860
Manitowoc Co., Inc.*	6,800	119,000
Marten Transport Ltd.	19,500	419,055
MasTec, Inc.*	744	47,735
Materion Corp.	7,600	451,820
Matson, Inc.	4,000	163,200
Matthews International Corp. - Class A	5,030	191,995
Moog, Inc. - Class A	5,600	477,848
MSA Safety, Inc.	2,200	277,992
MYR Group, Inc.*	3,800	123,842
National Presto Industries, Inc.	100	8,839
Navios Maritime Acquisition Corp.	5,400	45,900
NL Industries, Inc.*	4,900	19,159
NN, Inc.	9,800	90,650
Nordic American Tankers Ltd.	49,500	243,540
O-I Glass, Inc.	10,500	125,265
Olympic Steel, Inc.	2,599	46,574
Orion Group Holdings, Inc.*	3,700	19,203
OSI Systems, Inc.*	900	90,666
Overseas Shipholding Group, Inc. - Class A*	48,200	110,860
PAM Transportation Services, Inc.*[1]	1,006	58,056
Park-Ohio Holdings Corp.	2,100	70,665
Patrick Industries, Inc.	1,300	68,159
Perceptron, Inc.*	4,800	26,400
PGT Innovations, Inc.*	400	5,964
Plexus Corp.*	9,450	727,083
Powell Industries, Inc.	1,900	93,081
Primoris Services Corp.	1,600	35,584
Regal Beloit Corp.	6,000	513,660
Rexnord Corp.*	6,000	195,720
Saia, Inc.*[1]	1,700	158,304
Sanmina Corp.*	29,940	1,025,146
Schneider National, Inc. - Class B	1,800	39,276
Scorpio Bulkers, Inc.	6,800	43,316
Scorpio Tankers, Inc.[1]	10,523	413,975
SEACOR Holdings, Inc.*	6,954	300,065
SFL Corp. Ltd.[1]	19,665	285,929
Simpson Manufacturing Co., Inc.	1,200	96,276
SMART Global Holdings, Inc.*	1,000	37,940
SPX Corp.*	4,800	244,224
SPX FLOW, Inc.*	6,700	327,429

	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
Standex International Corp.	1,000	$79,350
Sterling Construction Co., Inc.*	2,800	39,424
Stoneridge, Inc.*	2,000	58,640
Strattec Security Corp.	1,392	30,916
Summit Materials, Inc. - Class A*	14,900	356,110
SYNNEX Corp.	8,635	1,112,188
Tech Data Corp.*	6,525	936,990
Teekay Corp.	27,000	143,640
Teekay Tankers Ltd. - Class A*	4,900	117,453
Teledyne Technologies, Inc.*	700	242,578
Terex Corp.[1]	1,900	56,582
Tetra Tech, Inc.	4,050	348,948
Tidewater, Inc.*	4,500	86,760
Timken Co.	700	39,417
TimkenSteel Corp.*[1]	11,700	91,962
TopBuild Corp.*	8,600	886,488
Tredegar Corp.	14,092	314,956
Trex Co., Inc.*[1]	1,900	170,772
TriMas Corp.*	7,100	223,011
Trinity Industries, Inc.	10,100	223,715
Triumph Group, Inc.	500	12,635
Tsakos Energy Navigation Ltd.	28,100	122,516
TTM Technologies, Inc.*	45,544	685,437
Tutor Perini Corp.*[1]	10,200	131,172
U.S. Xpress Enterprises, Inc. - Class A*[1]	3,800	19,114
UFP Technologies, Inc.*	400	19,844
Universal Forest Products, Inc.	14,450	689,265
USA Truck, Inc.*	2,500	18,625
Vishay Intertechnology, Inc.	42,750	910,147
Vishay Precision Group, Inc.*	2,700	91,800
VSE Corp.	1,500	57,060
Watts Water Technologies, Inc. - Class A	2,600	259,376
Werner Enterprises, Inc.[1]	17,300	629,547
Willis Lease Finance Corp.*	3,600	212,076
WillScot Corp.*	1,000	18,490
Worthington Industries, Inc.	500	21,090
ZAGG, Inc.*[1]	2,300	18,653
		36,247,399
TECHNOLOGY — 6.1%
Agilysys, Inc.*	3,700	94,017
Allscripts Healthcare Solutions, Inc.*[1]	11,000	107,965
Alpha & Omega Semiconductor Ltd.*	7,350	100,107
Amkor Technology, Inc.*	57,650	749,450
Amtech Systems, Inc.*	9,000	64,440
Avaya Holdings Corp.*	11,800	159,300
AVX Corp.	12,600	257,922
Axcelis Technologies, Inc.*	5,100	122,884
AXT, Inc.*	16,800	73,080
Brooks Automation, Inc.	800	33,568
Cabot Microelectronics Corp.	466	67,253
CACI International, Inc. - Class A*	6,000	1,499,940
Cirrus Logic, Inc.*	4,100	337,881
Cloudera, Inc.*	22,100	257,023
Cohu, Inc.	7,082	161,824
Computer Programs & Systems, Inc.	1,100	29,040
Conduent, Inc.*	6,400	39,680

VERICIMETRY U.S. SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

As of December 31, 2019 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
TECHNOLOGY (Continued)
Covetrus, Inc.*	2,600	$34,320
CSG Systems International, Inc.	500	25,890
CTS Corp.	8,800	264,088
Cubic Corp.	1,700	108,069
Diebold Nixdorf, Inc.*	4,900	51,744
Digi International, Inc.*	9,000	159,480
Diodes, Inc.*	14,500	817,365
DSP Group, Inc.*	3,400	53,516
Evolent Health, Inc. - Class A*	2,100	19,005
ExlService Holdings, Inc.*	1,510	104,885
FormFactor, Inc.*	21,636	561,887
GTY Technology Holdings, Inc.*[1]	4,700	27,683
InnerWorkings, Inc.*	3,900	21,489
Insight Enterprises, Inc.*	14,200	998,118
inTEST Corp.*	6,300	37,485
KEMET Corp.	3,700	100,085
Key Tronic Corp.*	3,400	18,496
Kulicke & Soffa Industries, Inc.	27,400	745,280
ManTech International Corp. - Class A	11,980	956,962
MKS Instruments, Inc.	1,200	132,012
MTS Systems Corp.	1,800	86,454
NetScout Systems, Inc.*	11,400	274,398
OneSpan, Inc.*	1,200	20,544
Onto Innovation, Inc.*	4,479	163,663
Park City Group, Inc.*[1]	3,700	18,722
PDF Solutions, Inc.*	7,800	131,742
Perspecta, Inc.	700	18,508
Photronics, Inc.*	15,800	249,008
Rambus, Inc.*	8,400	115,710
Science Applications International Corp.	397	34,547
Seachange International, Inc.*	5,200	21,788
Stratasys Ltd.*	5,200	105,170
Sykes Enterprises, Inc.*	11,797	436,371
Synaptics, Inc.*	1,600	105,232
Synchronoss Technologies, Inc.*[1]	10,400	49,400
TTEC Holdings, Inc.	600	23,772
Ultra Clean Holdings, Inc.*	5,900	138,473
Unisys Corp.*[1]	3,200	37,952
Veeco Instruments, Inc.*	3,500	51,397
Xperi Corp.	1,100	20,350
		11,496,434
UTILITIES — 0.1%
Ameresco, Inc. - Class A*	6,013	105,228
TOTAL COMMON STOCKS
(Cost $128,768,697)		184,247,873
PREFERRED STOCKS — 0.0%
INDUSTRIAL — 0.0%
Steel Partners Holdings LP 6.00%, 2/7/2026[2]	2,291	53,449
TOTAL PREFERRED STOCKS
(Cost $49,880)		53,449

	Principal Amount	Value
CORPORATE BONDS — 0.0%
INDUSTRIAL — 0.0%
Mueller Industries, Inc.
6.00%, 3/1/2027[2]	$22,000	$22,523
TOTAL CORPORATE BONDS
(Cost $22,000)		22,523

	Number of Shares
EXCHANGE-TRADED FUNDS — 0.7%
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares - ETF[1]	10,020	366,231
SPDR S&P Metals & Mining ETF[1]	11,100	325,119
SPDR S&P Regional Banking ETF[1]	8,800	512,600
SPDR S&P Retail ETF[1]	3,600	165,636
TOTAL EXCHANGE-TRADED FUNDS
(Cost $1,209,603)		1,369,586
RIGHTS — 0.0%
CONSUMER, NON-CYCLICAL — 0.0%
Elanco Animal Health, Inc. *	3,800	—
FINANCIAL — 0.0%
A Schulman, Inc.*	8,650	—
First Eagle Holdings, Inc.*	8,200	—
		—
TOTAL RIGHTS
(Cost $0)		—
MONEY MARKET INVESTMENTS — 9.4%
Blackrock Liquidity Funds FedFund Portfolio - Class Institutional, 1.66%[3,4]	9,976,578	9,976,578
Federated Treasury Obligations Fund - Class Institutional, 1.49%[3,5]	500,000	500,000
Fidelity Government Portfolio - Institutional Class, 1.59%[3,4]	7,166,023	7,166,023
TOTAL MONEY MARKET INVESTMENTS
(Cost $17,642,601)		17,642,601
TOTAL INVESTMENTS — 108.5%
(Cost $147,692,781)		203,336,032
Liabilities less other assets — (8.5)%		(15,980,811)
TOTAL NET ASSETS — 100.0%		$187,355,221

LP – Limited Partnership

PLC – Public Limited Company

US – United States

*	Non-income producing security.
[1]	All or a portion of shares are on loan. Total loaned securities had a fair value of $16,508,176 at December 31, 2019.

VERICIMETRY U.S. SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

As of December 31, 2019 (Unaudited)

[2]	Callable.
[3]	Variable rate security; the rate shown represents the rate at December 31, 2019.
[4]	Investments purchased with cash proceeds from securities lending. Total collateral had a fair value of $17,142,601 at December 31, 2019.
[5]	All or a portion of this security is segregated as collateral for options contracts. The total collateral had a fair value of $500,000 at December 31, 2019.

See accompanying Notes to Schedule of Investments.

Vericimetry Funds

NOTES TO SCHEDULE OF INVESTMENTS

As of December 31, 2019 (Unaudited)

1. Organization

Vericimetry Funds (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust consists of one diversified series of shares: the Vericimetry U.S. Small Cap Value Fund (the “Fund”). The Fund’s investment objective is to achieve long-term capital appreciation. The Fund commenced operations on December 27, 2011.

2. Significant Accounting Policies

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”), Accounting Standards Codification Topic 946, Financial Services – Investment Companies, including FASB Accounting Standards Update 2019-08.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses. Actual results may differ from those estimates and disclosure of contingent assets and liabilities.

(a)	Investment Valuation – Investments in securities traded on a national securities exchange, including common stocks, preferred stocks, exchange-traded funds and rights, are valued at the last reported sales price on the day of valuation. Securities traded on the Nasdaq National Market are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale or NOCP, the value of such securities will be at the mean between the most recent quoted bid and ask prices. Purchased options and other when-issued securities will follow the same pricing methods as the applicable equity securities. Debt securities are valued on the basis of bid-side prices. Money market investments are valued at their traded net asset value. Short-term investments may be valued at amortized cost, when it approximates fair value. If amortized cost does not approximate fair value, short-term securities are reported at fair value. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by Vericimetry Advisors LLC (the “Adviser”) under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees (the “Board”).

Under GAAP, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:

Level 1 – quoted prices in active markets for identical securities that the Fund has the ability to access. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement to a Level 3 measurement.

Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

Vericimetry Funds

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

As of December 31, 2019 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s investments in each category as of December 31, 2019:

	Level 1	Level 2	Level 3		Total
Investments in Securities
Common Stocks
Basic Materials	$9,461,326	$-	$-		$9,461,326
Communications	5,923,509	-	-		5,923,509
Consumer, Cyclical	30,375,606	-	-		30,375,606
Consumer, Non-Cyclical	23,466,655	-	-		23,466,655
Energy	14,500,068	-	-		14,500,068
Financial	52,671,648	-	-		52,671,648
Industrial	36,247,399	-	-		36,247,399
Technology	11,496,434	-	-		11,496,434
Utilities	105,228	-	-		105,228
Preferred Stocks	53,449				53,449
Diversified		-	-
Corporate Bonds*
Industrial	-	22,523	-		22,523
Exchange-Traded Funds	1,369,586	-	-		1,369,586
Rights	-	-	-	**	-
Short-Term Investments	17,642,601	-	-		17,642,601
Total Investments in Securities	$203,313,509	$22,523	$-		$203,336,032

*	All corporate bonds held in the Fund are classified as Level 2 securities.

**	The adviser valued these holdings at $0 as of December 31, 2019.

There were no transfers into or out of Level 3 during the reporting period.

(b)	Securities Lending – The Fund is authorized to lend a portion of its portfolio securities (up to a maximum value of one-third of the Fund’s total asset value) for the purpose of seeking to earn additional income net of fees. The Fund may pay reasonable administrative and custodial fees in connection with any such loan. A principal risk in lending portfolio securities, as with other extensions of credit, is the possible loss of rights in the collateral should the borrower fail financially. In addition, the Fund may be exposed to the risk that the sale of any collateral realized will not yield proceeds sufficient to replace the loaned securities. In determining whether to lend securities to a particular borrower, all relevant facts and circumstances are considered, including the creditworthiness of the borrower. The loans are made only to firms deemed to be of good standing, and when the consideration that can be earned from securities’ loans of this type justifies the attendant risk. All loans are required to be secured continuously by collateral in cash, cash equivalents (negotiable certificates of deposit, bankers acceptances or letters of credit), or securities of the U.S. Government or its agencies maintained on a current basis at an amount at least equal to 102% of the current value of the securities loaned for domestic U.S. securities, (excluding Government Securities as defined below), and 105% of the current value of foreign equity loaned securities. Securities issued or guaranteed by the United States Government or its federal agencies or instrumentalities (“Government Securities”) may be maintained at 100% of current value. Collateral is received and maintained by the Fund’s securities lending agent concurrent with delivery of the loaned securities and kept in a segregated account or designated on the records of the custodian for the benefit of the Fund. The Fund will have the right to call a loan and obtain the securities loaned at any time on five days’ notice. While securities are on loan, the borrower will pay the Fund any income from the securities. Gain or loss in the value of securities loaned that may occur while the securities are on loan will be for the account of the Fund.

Vericimetry Funds

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

As of December 31, 2019 (Unaudited)

The Fund may invest any cash collateral in portfolio securities and earn additional income or receive an agreed-upon amount of income from a borrower who has delivered equivalent collateral. Any such investment of cash collateral will subject the Fund to the related investment risks. The Fund will not have the right to vote on any securities having voting rights during the existence of the loan. However, the Fund will have the right to regain record ownership of loaned securities in order to exercise ownership rights such as voting rights, subscription rights and rights to dividends, interest or distributions.

At December 31, 2019, the value of securities loaned by the Fund was $16,508,176 and the Fund received cash collateral of $17,142,601. Securities purchased via reinvestment of cash collateral received as part of the securities lending program consisted of institutional money market funds with overnight and continuous maturities.

Item 2. Controls and Procedures

(a) The registrant's certifying officer has concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") (17 CFR 270.30a-3(c))) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

Certification for the principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) – Filed as an attachment to this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Vericimetry Funds

By:	/s/ Mendel Fygenson
Dr. Mendel Fygenson
President

Date:	February 27, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mendel Fygenson
Dr. Mendel Fygenson
President

Date:	February 27, 2020

By:	/s/ Michael Thill
Michael Thill
Treasurer

Date:	February 27, 2020